Income Taxes Effects of Temporary Differences That Comprise Net Deffered Income Tax Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effects of Temporary Differences that Comprise Net Deferred Income Tax Liability [Abstract]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 0	$ 0	$ 0
Deferred income tax assets:
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	217	270
Pension and other postretirement benefits	57	127
Long term debt	108	117
Other	104	290
Deferred Tax Assets, Gross	486	804
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(74)	(94)
Net deferred income tax assets	412	710
Deferred income tax liabilities:
Properties, plants and equipment	(1,624)	(2,026)
Inventory	(302)	(516)
Investments in unconsolidated affiliates	(2,245)	(1,543)
Deferred Tax Liabilities, Intangible Assets	(180)	(192)
Other	(45)	(129)
Deferred Tax Liabilities, Gross	4,396	4,406
Deferred Tax Liabilities	(3,984)	(3,696)	(214)
Deferred Tax Liabilities, Net, Current	(119)	(130)
DEFERRED INCOME TAXES	$ 3,865	$ 3,566